Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net earnings (loss)	$ 105,812	$ (124,694)	$ 200,708	$ (67,345)
Adjustments for Depreciation and depletion	59,140	61,871	124,492	130,745
Impairment charges	0	167,561	362	167,561
Interest expense	3,515	12,434	9,494	25,586
Equity settled stock based compensation	1,305	1,456	2,808	2,813
Performance share units	(868)	793	2,409	201
Pension expense	233	0	268	0
Income tax expense (recovery)	(4,799)	(2,758)	3,643	(2,868)
Loss on fair value adjustment of share purchase warrants held	(333)	7	(262)	7
Share in losses of associate	0	0	41	62
Fair value (gain) loss on convertible note receivable	(3,267)	1,934	(2,477)	1,063
Investment income recognized in net earnings	(37)	(297)	(155)	(539)
Other	264	242	(456)	670
Change in non-cash working capital	(5,505)	4,659	(885)	(2,511)
Cash generated from operations before income taxes and interest	155,460	123,208	339,990	255,445
Income taxes recovered (paid)	(19)	(24)	70	(3,586)
Interest paid	(3,685)	(14,200)	(10,833)	(24,907)
Interest received	37	274	154	500
Cash generated from operating activities	151,793	109,258	329,381	227,452
Financing activities
Bank debt repaid	(75,000)	(88,000)	(234,000)	(168,500)
Credit facility extension fees	(7)	0	(1,367)	(1,100)
Share purchase options exercised	11,094	5,502	18,016	20,393
Lease payments	(139)	(153)	(306)	(323)
Dividends paid	(83,003)	(63,515)	(83,003)	(63,515)
Cash (used for) generated from financing activities	(147,055)	(146,166)	(300,660)	(213,045)
Investing activities
Mineral stream interests	0	0	0	(174)
Early deposit mineral stream interests	0	(750)	(750)	(750)
Acquisition of long-term investments	0	(909)	0	(909)
Investment in associate	0	(132)	0	(132)
Proceeds on disposal of long-term investments	123	0	123	0
Dividend income received	0	23	0	39
Other	(71)	(53)	(328)	(1,207)
Cash generated from (used for) investing activities	52	(1,821)	(955)	(3,133)
Effect of exchange rate changes on cash and cash equivalents	298	130	12	141
Increase (decrease) in cash and cash equivalents	5,088	(38,599)	27,778	11,415
Cash and cash equivalents, beginning of period	126,676	125,781	103,986	75,767
Cash and cash equivalents, end of period	$ 131,764	$ 87,182	$ 131,764	$ 87,182